Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	(a)This caption was made up as follows:
	2023	2022
	S/(000)	S/(000)

Cash on hand	182	161
Cash at banks (b)	46,611	39,112
Short-term deposits (c)	43,400	42,500
	90,193	81,773
(b)	Cash at banks is denominated in local and foreign currency and U.S. dollars, is deposited in local and foreign bank are freely available. The demand deposits interest yield is based on daily bank deposit rates.
(c)	The short-term deposits held in domestic banks were freely available and earned interest at the respective short-term market rates and original maturity less than three months.